Intangible Asset, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Asset Net [Line Items]
Beginning balance	$ 4,372,500	$ 4,867,500
Addition	(371,250)	(495,000)	4,867,500
Ending balance	4,001,250	4,372,500	4,867,500
Satellite System software [Member]
Intangible Asset Net [Line Items]
Beginning balance	4,950,000	4,950,000
Addition			4,950,000
Ending balance	4,950,000	4,950,000	4,950,000
Accumulated amortization [Member]
Intangible Asset Net [Line Items]
Beginning balance	577,500	82,500
Addition	371,250	495,000	82,500
Ending balance	$ 948,750	$ 577,500	$ 82,500